EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED

The following table presents a reconciliation of basic and diluted net income (loss) per share:

	For the years ended June 30,
	2021	2020	2019
Net income (loss) attributable to the Company	$1,512,364	$(8,441,559)	$1,421,781
Weighted average number of common shares outstanding - Basic	27,499,367	25,913,631	25,913,631
Dilutive securities -unexercised warrants and options	55,444	-	27,975
Weighted average number of common shares outstanding – diluted	27,554,811	25,913,631	25,941,606

Earnings (loss) per share - Basic	$0.05	$(0.33)	$0.05
Earnings (loss) per share – Diluted	$0.05	$(0.33)	$0.05